UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washingoton, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  12/31/2008
Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one):      [ ] is a restatement
				        [ ] adds a new holdings entries

Institutional Investment Manager Filing this Report:

Name:      PROXIMA ALFA INVESTMENTS (USA) LLC
Address:   623 FIFTH Avenue 14th Floor
                New York, NY 10022

Form 13F File Number: 28-11948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Werner Graser
Title: Chief Compliance Officer
Phone: (212) 754-9757

Signature, Place, and Date of Signing:

__________________________   _________________________   ___________
          [Signature]			[City, State]		   [Date]

Report Type (Check only one)

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of the reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: 223475
                                       (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all insitutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8

									Voting Authority
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"	"Other
Managers"	Sole	Shared	None
POTASH CORP OF SASKATCHEWAN 	COM	73755L107	2001 	27325 	SH 		Y	N	Y	N	None
COMPASS MINERALS INTERNATION 	COM	20451N101	1924 	32800 	SH 		Y	N	Y	N	None
EXXON MOBIL CORPORATION      	COM	30231G102	3690 	46218 	SH 		Y	N	Y	N	None
ARENA RESOURCES INC       	COM	040049108	1615 	57476 	SH 		Y	N	Y	N	None
NUCOR CORP                  	COM	670346105	4232 	91595 	SH 		Y	N	Y	N	None
GOLDCORP INC                	COM	380956409	3864 	122540 	SH 		Y	N	Y	N	None
NATIONAL OILWELL VARCO INC  	COM	637071101	3424 	140104 	SH 		Y	N	Y	N	None
PETROHAWK ENERGY CORP       	COM	716495106	3318 	212300 	SH 		Y	N	Y	N	None
KINROSS GOLD CORP        	COM 	496902404	3950 	214447 	SH 		Y	N	Y	N	None
WEATHERFORD INTL LTD       	COM	G95089101	2664 	246231 	SH 		Y	N	Y	N	None
JA SOLAR HOLDINGS CO LTD 	ADR	466090107	2081 	476227 	SH 		Y	N	Y	N	None



									Voting Authority
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"	"Other
Managers"	Sole	Shared	None


Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8

									Voting Authority
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"	"Other
Managers"	Sole	Shared	None
NETEZZA CORP               	COM	64111N101	1 	100 	SH 		Y	N	Y	N	None
GRANITE CONSTRUCTION INC	COM	387328107	18 	400 	SH 		Y	N	Y	N	None
SYNAPTICS INC            	COM	87157D109	8 	500 	SH 		Y	N	Y	N	None
GEOEYE INC                	COM	37250W108	17 	900 	SH 		Y	N	Y	N	None
MAXIM INTEGRATED PRODUCTS  	COM	57772K101	10 	900 	SH 		Y	N	Y	N	None
OPEN TEXT CORP               	COM	683715106	27 	900 	SH 		Y	N	Y	N	None
QUALCOMM INC                 	COM	747525103	36 	1000 	SH 		Y	N	Y	N	None
EZCORP INC CLASS A          	COM	302301106	18 	1200 	SH 		Y	N	Y	N	None
MONRO MUFFLER INC        	COM	610236101	38 	1500 	SH 		Y	N	Y	N	None
PAYCHEX INC                 	COM	704326107	39 	1500 	SH 		Y	N	Y	N	None
ANALOG DEVICES            	COM	032654105	38 	2000 	SH 		Y	N	Y	N	None
KELLY SERVICES            	COM	488152208	26 	2000 	SH 		Y	N	Y	N	None
COSTCO WHOLESALE CORP    	COM	22160K105	472 	9000 	SH 		Y	N	Y	N	None
GOLDMAN SACHS GROUP INC    	COM	38141G104	844 	10000 	SH 		Y	N	Y	N	None
AMAZON.COM INC           	COM	023135106	805 	15700 	SH 		Y	N	Y	N	None
US BANCORP               	COM	902973304	495 	19800 	SH 		Y	N	Y	N	None
AUTOZONE INC              	COM	053332102	2789 	20000 	SH 		Y	N	Y	N	None
POTASH CORP OF SASKATCHEWAN  	COM	73755L107	1772 	24200 	SH 		Y	N	Y	N	None
COLGATE-PALMOLIVE CO       	COM	194162103	1748 	25500 	SH 		Y	N	Y	N	None
CELGENE CORP            	COM	151020104	1885 	34100 	SH 		Y	N	Y	N	None
PRUDENTIAL FINANCIAL INC    	COM	744320102	1056 	34900 	SH 		Y	N	Y	N	None
INTL BUSINESS MACHINES CORP  	COM	459200101	3452 	41022 	SH 		Y	N	Y	N	None
FACET BIOTECH CORP          	COM	30303Q103	420 	43761 	SH 		Y	N	Y	N	None
APOLLO GROUP INC	        CLA	037604105	3448 	45000 	SH 		Y	N	Y	N	None
ITT EDUCATIONAL SERVICES INC 	COM	45068B109	4274 	45000 	SH 		Y	N	Y	N	None
CATERPILLAR INC              	COM	149123101	2144 	48000 	SH 		Y	N	Y	N	None
COCA COLA CO/THE         	COM	191216100	2263 	50000 	SH 		Y	N	Y	N	None
JOHNSON & JOHNSON          	COM	478160104	2991 	50000 	SH 		Y	N	Y	N	None
PROCTER & GAMBLE CO        	COM	742718109	3091 	50000 	SH 		Y	N	Y	N	None
MCDONALD'S CORP             	COM	580135101	3128 	50300 	SH 		Y	N	Y	N	None
WAL-MART STORES INC        	COM	931142103	2837 	50600 	SH 		Y	N	Y	N	None
BAXTER INTERNATIONAL INC     	COM	071813109	3231 	60300 	SH 		Y	N	Y	N	None
FREEPORT-MCMORAN COPPER     	COM	35671D857	1589 	65000 	SH 		Y	N	Y	N	None
GENERAL MILLS INC          	COM	370334104	4176 	68737 	SH 		Y	N	Y	N	None
CHEVRON CORP                	COM	166764100	5178 	70000 	SH 		Y	N	Y	N	None
GILEAD SCIENCES INC           	COM	375558103	3580 	70000 	SH 		Y	N	Y	N	None
EXXON MOBIL CORPORATION      	COM	30231G102	6240 	78160 	SH 		Y	N	Y	N	None
APPLE INC                	COM	037833100	7178 	84100 	SH 		Y	N	Y	N	None
WELLS FARGO & CO          	COM	949746101	2512 	85200 	SH 		Y	N	Y	N	None
PRICELINE.COM INC           	COM	741503403	6408 	87000 	SH 		Y	N	Y	N	None
CHUBB CORPORATION           	COM	171232101	5100 	100000 	SH 		Y	N	Y	N	None
KOHLS CORP                  	COM	500255104	3620 	100000 	SH 		Y	N	Y	N	None
TRAVELERS COS INC	        COM	89417E109	4520 	100000 	SH 		Y	N	Y	N	None
CONOCOPHILLIPS               	COM	20825C104	5465 	105500 	SH 		Y	N	Y	N	None
PARTNER COMMUNICATIONS 	        ADR	70211M109	2324 	140852 	SH 		Y	N	Y	N	None
ONYX PHARMACEUTICALS INC	COM	683399109	5129 	150161 	SH 		Y	N	Y	N	None
MCDERMOTT INTL INC       	COM	580037109	1567 	158600 	SH 		Y	N	Y	N	None
PETROLEO BRASILEIRO        	ADR	71654V408	3996 	163184 	SH 		Y	N	Y	N	None
BRASIL TELECOM SA	        ADR	10553M101	3086 	172186 	SH 		Y	N	Y	N	None
MCKESSON CORP               	COM	58155Q103	6971 	180000 	SH 		Y	N	Y	N	None
COMMSCOPE INC                	COM	203372107	3108 	200000 	SH 		Y	N	Y	N	None
HEWLETT-PACKARD CO        	COM	428236103	7298 	201100 	SH 		Y	N	Y	N	None
PDL BIOPHARMA INC          	COM	69329Y104	1352 	218809 	SH 		Y	N	Y	N	None
KRAFT FOODS INC-A        	COM	50075N104	6686 	249000 	SH 		Y	N	Y	N	None
NRG ENERGY INC           	COM	629377508	6430 	275619 	SH 		Y	N	Y	N	None
ARCH COAL INC              	COM	039380100	4887 	300000 	SH 		Y	N	Y	N	None
AT&T INC                    	COM	00206R102	10317 	362000 	SH 		Y	N	Y	N	None


Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"

POTASH CORP OF SASKATCHEWAN 	COM	73755L107	1665 	22610 	SH 		Y	N	Y	N	None
COMPASS MINERALS INTERNATION 	COM	20451N101	1596 	27200 	SH 		Y	N	Y	N	None
EXXON MOBIL CORPORATION      	COM	30231G102	3057 	38299 	SH 		Y	N	Y	N	None
ARENA RESOURCES INC       	COM	040049108	1334 	47482 	SH 		Y	N	Y	N	None
NUCOR CORP                  	COM	670346105	3507 	75900 	SH 		Y	N	Y	N	None
GOLDCORP INC                	COM	380956409	3212 	101872 	SH 		Y	N	Y	N	None
NATIONAL OILWELL VARCO INC  	COM	637071101	2836 	116045 	SH 		Y	N	Y	N	None
PETROHAWK ENERGY CORP       	COM	716495106	2748 	175842 	SH 		Y	N	Y	N	None
KINROSS GOLD CORP        	COM 	496902404	3270 	177529 	SH 		Y	N	Y	N	None
WEATHERFORD INTL LTD       	COM	G95089101	2204 	203769 	SH 		Y	N	Y	N	None
JA SOLAR HOLDINGS CO LTD 	ADR	466090107	1724 	394448 	SH 		Y	N	Y	N	None





Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8
Name of Issuer	Title of Class	CUSIP	" Value
(x$1000) "	 SHS 	"SH/
PRN"	"PUT/
CALL"	"Investment
Discretion"

CADBURY PLC			ADR	12721E102	571 	16000 	SH 		Y	N	Y	N	None
CHIPOTLE MEXICAN GRILL		CLA	169656105	310 	5000 	SH 		Y	N	Y	N	None
HOME DEPOT			COM	437076102	230 	10000 	SH 		Y	N	Y	N	None
MCDONALDS CORP			COM	580135101	311 	5000 	SH 		Y	N	Y	N	None



